PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9.PROPERTY, PLANT AND EQUIPMENT

	Weighted Average
December 31,	Depreciation Rate	2014	2013
(millions of Canadian dollars)
Liquids Pipelines1
Pipeline	2.6%	12,515	8,974
Pumping equipment, buildings, tanks and other	3.0%	7,715	6,248
Land and right-of-way	1.4%	520	253
Under construction	-	5,578	4,846
		26,328	20,321
Accumulated depreciation		(4,312)	(3,838)
		22,016	16,483
Gas Distribution
Gas mains, services and other	3.1%	8,427	8,020
Land and right-of-way	1.2%	84	79
Under construction	-	352	179
		8,863	8,278
Accumulated depreciation		(2,256)	(2,074)
		6,607	6,204
Gas Pipelines, Processing and Energy Services
Pipeline	4.2%	633	456
Wind turbines, solar panels and other	4.0%	2,371	1,092
Power transmission	2.1%	397	384
Canadian Midstream gas gathering and processing	2.9%	778	557
Land and right-of-way	1.1%	28	6
Under construction	-	1,172	1,233
		5,379	3,728
Accumulated depreciation		(454)	(344)
		4,925	3,384
Sponsored Investments
Pipeline	3.0%	11,564	8,979
Pumping equipment, buildings, tanks and other	3.0%	7,806	6,076
Wind turbines, solar panels and other	4.0%	1,549	1,548
Land and right-of-way	2.2%	1,040	755
Under construction	-	2,126	2,201
		24,085	19,559
Accumulated depreciation		(3,903)	(3,429)
		20,182	16,130
Corporate
Other	12.8%	80	84
Under construction	-	69	36
		149	120
Accumulated depreciation		(49)	(42)
		100	78
		53,830	42,279
1

In July 2014, $62 million of Property, plant and equipment was disposed as part of the sale of 35% equity interest in the Southern Access Extension Project. The remaining balance of $136 million in Property, plant and equipment was reclassified to Long-term investments (Note 11).

Depreciation expense for the year ended December 31, 2014 was $1,461 million (2013 - $1,282 million; 2012 - $1,174 million).

GAS PIPELINES, PROCESSING AND ENERGY SERVICES

Impairment

In December 2012, the Company recorded an impairment charge of $166 million ($105 million after-tax) related to certain of its Offshore assets, predominantly located within the Stingray and Garden Banks corridors in the Gulf of Mexico. The Company had been pursuing alternative uses for these assets; however, due to changing competitive conditions in the fourth quarter of 2012, the Company concluded that such alternatives were no longer likely to proceed. In addition, unique to these assets is their significant reliance on natural gas production from shallow water areas of the Gulf of Mexico which have been challenged by macro-economic factors including prevalence of onshore shale gas production, hurricane disruptions, additional regulation and the low natural gas commodity price environment.

The impairment charge was based on the amount by which the carrying values of the assets exceeded fair value, determined using expected discounted future cash flows, and was presented within Operating and administrative expense on the Consolidated Statements of Earnings. The charge was inclusive of $50 million related to abandonment costs which were reasonably determined given the expected timing and scope of certain asset retirements. A portion of the impairment charge was subsequently reclassified to discontinued operations as discussed below.

Discontinued Operations

In March 2014, the Company completed the sale of certain of its Offshore assets located within the Stingray corridor to an unrelated third party for cash proceeds of $11 million (US$10 million), subject to working capital adjustments. The gain of $70 million (US$63 million), which resulted from the cash proceeds and the disposition of net liabilities held for sale of $59 million (US$53 million), is presented as Earnings from discontinued operations. The results of operations, including revenues of $4 million (2013 - $26 million; 2012 - $32 million) and related cash flows, have also been presented as discontinued operations for the year ended December 31, 2014. At December 31, 2013, the related assets and liabilities were classified as held for sale and were measured at the lower of their carrying amount and estimated fair value less cost to sell which did not result in a fair value adjustment. These amounts are included within the Gas Pipelines, Processing and Energy Services segment.